Other Borrowings - Summary of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of Other Borrowings [Abstract]
Advances from the FHLB	$ 50,000	$ 25,000
FRB	0	61,000
Other	26	6
Total	$ 50,026	$ 86,006